Note 6 - Vessels, Net (Details) - Summary of Vessels, Net (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Vessels, Net [Abstract]
Balance, December 31	$ 895,387,989	$ 849,452,594	$ 776,302,690
Balance, December 31	(184,035,144)	(172,429,692)	(141,668,019)
Balance, December 31	711,352,845	677,022,902	634,634,671
Acquisitions (transfer from Advances for Vessels under Construction)	101,459,533	73,149,904
Disposals	(39,075,007)
Disposals	11,925,771
Disposals	(27,149,236)
Impairment loss	(16,449,131)
Impairment loss	10,280,384
Impairment loss	(6,168,747)	0	0
Depreciation for the year	$ (33,811,607)	$ (30,761,673)